1200 G Street, Suite 800
Washington DC 20005
www.FisherBroyles.com

July 20, 2021

U.S. Securities and Exchange Commission

Division of Corporation Finance

Office of Manufacturing

100 F Street, N.E.

Washington, D.C. 20549

Atten:     Beverly Singleton

Melissa Raminpour

Sergio Chinos

Asia Timmons-Pierce

Re:	Intelligent Living Application Group Inc. Registration Statement on Form F-1/A Amended on July 20, 2021 File No. 333-248684

Ladies and Gentlemen:

On behalf of our client, Intelligent Living Application Group Inc., a foreign private issuer organized under the laws of Cayman Islands (the “Company”), we are submitting this letter and filing herewith the Amendment No. 3 to the Registration Statement on Form F-1 (the “Registration Statement”) and certain exhibits via EDGAR to the Commission.

To facilitate your review, we have separately delivered to you a copy of the Amendment No. 3 to the Registration Statement, marked to show changes since our last submission of the Registration Statement.

If you have any questions or further comments regarding to the Registration Statement, please contact me by phone at 703-618-2503 or via e-mail at jeffrey.li@fisherbroyles.com.

Very truly yours,

/s/ Jeffrey Li
Jeffrey Li

Enclosures

cc:	Bong Lau, Chief Executive Officer of Intelligent Living Application Group Inc.
Frederick Wong, Chief Financial Officer of Intelligent Living Application Group Inc.
Anthony S. Chan, CPA of Wei, Wei & Co., LLP